Trade and Other Payables - Schedule of Trade and Other Payables (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)
Non-current
Loans from a related party (Note 19)	RM 895,100	$ 200,336	RM 1,651,825
Current
Trade payables – third parties	1,319,572	295,338	969,110
Loans from a related party (Note 19)	1,566,425	350,588	1,887,800
Amount due to related parties, net (Note 19)	246,762	55,228	128,523
Advances from a related party (Note 19)	5,471,319	1,224,557	5,250,465
Other payables	225,606	50,494	289,091
Provision	48,000	10,743	48,000
Accrued expenses	984,847	220,422	3,585,167
Total	9,862,531	2,207,370	12,158,156
Total Trade and other payable	RM 10,757,631	$ 2,407,706	RM 13,809,981